Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net earnings	$ 32,594	$ 23,526	$ 25,633
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $1,398, $271, and $1,830, respectively	(3,950)	437	(2,948)
Reclassification adjustment for net losses (gains) included in net earnings, net of taxes of $170, $67, and $176, respectively	480	108	(284)
Other comprehensive earnings (losses)	(3,470)	545	(3,232)
Comprehensive earnings	$ 29,124	$ 24,071	$ 22,401